LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Summary of balances reported in the consolidated balance sheet related to the leases

	As of December 31,
	2021	2022

	(HK$ in thousands)

Operating lease right-of-use assets	243,859	196,864
Operating lease liabilities	260,579	211,143

Summary of operating lease cost reported in the consolidated statements of comprehensive (loss)/income

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)

Operating lease cost	64,594	106,459	119,854

Summary of undiscounted cash flows of leases to present value of operating lease payments

December 31, 2022
(HK$ in thousands)

2023	111,603
2024	55,478
2025	42,339
2026	12,073
2027 and thereafter	2,043
Total undiscounted operating lease payments	223,536
Less: imputed interest	(12,393)
Present value of operating lease liabilities	211,143